Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment, net

10. Property, plant and equipment, net

	Leasehold land and buildings[2]	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2024
Cost or valuation
Beginning of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143
Additions	273,461	304,626	-	-	-	127	578,214
End of financial year	19,537,807	5,264,933	1,213,687	490,239	694,591	132,100	27,333,357

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778
Depreciation charge	941,339	518,321	95,971	602	44,374	1,489	1,602,096
End of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	6,570,874

Net book value
End of financial year	17,864,113	2,642,685	142,914	2,107	107,068	3,596	20,762,483

	Leasehold land and buildings[2]	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2023
Cost or valuation
Beginning of financial year	19,828,888	4,385,903	1,213,687	487,229	692,142	127,487	26,735,336
Additions	-	580,125	-	3,010	63,423	4,486	651,044
Disposal	-	(5,721)	-	-	(60,974)	-	(66,695)
Lease modifications	8,230	-	-	-	-	-	8,230
Revaluation	(910,055)	-	-	-	-	-	(910,055)
Exchange difference	337,283	-	-	-	-	-	337,283
End of financial year	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143

Accumulated depreciation
Beginning of financial year	523,495	1,689,985	874,266	486,040	545,593	122,674	4,242,053
Depreciation charge	932,231	416,516	100,536	1,490	46,695	4,341	1,501,809
Disposal	-	(2,574)	-	-	(49,139)	-	(51,713)
Revaluation	(723,371)	-	-	-	-	-	(723,371)
End of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778

Net book value
End of financial year	18,531,991	2,856,380	238,885	2,709	151,442	4,958	21,786,365

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class. Details of such leased assets are disclosed in Note 15.

During the financial year, leasehold land and buildings with carrying amount of approximately US$15,823,299 (2023: US$16,532,686) were mortgaged to secure a term loan (Note 17).

[2]Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

10. Property, plant and equipment, net (continued)

Fair value hierarchy

There was no independent valuation of the Group’s leasehold land and buildings conducted as at December 31, 2024. The fair value of the leasehold land and buildings was determined by the Group’s management using internal valuations and external market data.

An independent valuation was performed by valuer, CKS Property Consultants Pte Ltd to determine the fair value of leasehold land and buildings as at December 31, 2023. The revaluation surplus net of applicable deferred income taxes was credited to revaluation reserve. The following table presents the fair value measurement hierarchy of the Group’s leasehold land and buildings carried at fair value:-

Fair value measurements as at
December 31, 2024 categorized into
	Fair value at	Quoted prices in active markets for	Significant other observable	Significant unobservable
	December 31,	identical assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value measurement

Leasehold land and buildings:
- Industrial - Singapore	15,823,299			15,823,299

Fair value measurements as at
December 31, 2023 categorized into
	Fair value at	Quoted prices in active markets for	Significant other observable	Significant unobservable
	December 31,	identical assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value measurement

Leasehold land and buildings:
- Industrial - Singapore	16,532,686	-	-	16,532,186

During the years ended December 31, 2024 and 2023, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

10. Property, plant and equipment, net (continued)

Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy:-

Leasehold land
and buildings
US$

Carrying amount at December 31, 2023	16,532,686
Depreciation charge on revaluation of properties held for own use	(709,387)

Carrying amount at December 31, 2024	15,823,299

Valuation techniques

The valuation techniques used in the financial years ended December 31, 2023 were consistent with prior years and all leasehold land and buildings’ valuation was determined using a market comparison approach. The fair value of leasehold land and buildings is based on prices for recent market transactions in similar properties and adjusted to reflect the conditions and locations of the Group’s properties. The significant input into this valuation approach is price per square foot, which has been adjusted to reflect the location, size, tenure, age and condition, standard of finishes, use, facilities provided, date of transaction and the prevailing economic conditions.

Below is a summary of the valuation techniques used and the key inputs to the valuation of leasehold land and buildings:-

	Valuation techniques	Significant unobservable inputs	Range or weighted average
			2024	2023
Leasehold land and buildings in Singapore	Market comparison approach	Price per square foot	n/a	US$113 to US$396 per square foot

The fair value measurements are based on the above leasehold land and buildings’ highest and best use, which does not differ from their actual use.

Had the Group’s leasehold land and buildings been carried at cost less accumulated depreciation, the carrying amount of the Group’s leasehold land and buildings as at December 31, 2024 and 2023 would have been approximately US$3,171,013 and US$3,645,289 respectively.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023